Taxation (Details Narrative) ¥ in Thousands, $ in Thousands, $ in Millions			1 Months Ended	12 Months Ended
	Oct. 01, 2022	Apr. 01, 2018 HKD ($)	Dec. 31, 2023	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)
Operating Loss Carryforwards [Line Items]
U.S. federal corporate income tax rate percentage				25.00%	25.00%	25.00%
Preferential income tax rate percentage
Tax deductible expenses percentage					(1.00%)	(3.00%)
Valuation allowance				$ 12,442	$ 12,549
Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Assessable profits		$ 2
HONG KONG | Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Assessable profits percentage		8.25%
Profits tax rate remaining percentage		16.50%
Subsidiaries [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
U.S. federal corporate income tax rate percentage				21.00%
U.S. state income tax rate percentage				7.25%
PRC Enterprise Income Tax Law [Member]
Operating Loss Carryforwards [Line Items]
Enterprise income tax percentage				25.00%
Preferential income tax rate percentage				15.00%
Preferential income in years				3 years
Operating Loss Carryforwards, Limitations on Use				PRC enterprise net operating loss can generally carry forward for no longer than five years, and HNTE’s net operating losses can be carried forward for no more than 10 years
Operating loss carryforwards expire				PRC will expire in calendar years 2025 through 2035, if not utilized
PRC Enterprise Income Tax Law [Member] | Research and Development Expense [Member]
Operating Loss Carryforwards [Line Items]
Tax deductible expenses percentage	200.00%
Additional deductible percentage	100.00%
PRC Enterprise Income Tax Law [Member] | 2020 to 2025 [Member]
Operating Loss Carryforwards [Line Items]
Preferential income tax rate percentage			15.00%
PRC Enterprise Income Tax Law [Member] | HONG KONG
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards				$ 482	18
PRC Enterprise Income Tax Law [Member] | CHINA
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards				$ 65,535	$ 66,448		¥ 471,166	¥ 478,710